RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Related Party Transaction [Line Items]
Gross Partnership Management Fee	$ 309,428	$ 441,357
Asset Management And Reporting Fee	55,341	217,708
Partnership Management Fee net of Asset Management and Reporting Fee	254,087	223,649
Series Seven [Member]
Related Party Transaction [Line Items]
Gross Partnership Management Fee	0	0
Asset Management And Reporting Fee	0	0
Partnership Management Fee net of Asset Management and Reporting Fee	0	0
Series Nine [Member]
Related Party Transaction [Line Items]
Gross Partnership Management Fee	60,100	72,387
Asset Management And Reporting Fee	9,192	5,151
Partnership Management Fee net of Asset Management and Reporting Fee	50,908	67,236
Series Ten [Member]
Related Party Transaction [Line Items]
Gross Partnership Management Fee	32,412	59,458
Asset Management And Reporting Fee	11,605	10,602
Partnership Management Fee net of Asset Management and Reporting Fee	20,807	48,856
Series Eleven [Member]
Related Party Transaction [Line Items]
Gross Partnership Management Fee	67,056	96,095
Asset Management And Reporting Fee	7,215	77,135
Partnership Management Fee net of Asset Management and Reporting Fee	59,841	18,960
Series Twelve [Member]
Related Party Transaction [Line Items]
Gross Partnership Management Fee	45,111	64,200
Asset Management And Reporting Fee	4,739	28,536
Partnership Management Fee net of Asset Management and Reporting Fee	40,372	35,664
Series Fourteen [Member]
Related Party Transaction [Line Items]
Gross Partnership Management Fee	104,749	149,217
Asset Management And Reporting Fee	22,590	96,284
Partnership Management Fee net of Asset Management and Reporting Fee	$ 82,159	$ 52,933